Note 10 - Financial Assets at Amortised Cost - Loans and Advances to Financial Institutions (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2017
Loans and Advances to Banks Abstract
Gross Loans and Advances to Financial Institutions	$ 9,669,331,000	$ 6,772,988,000		$ 4,949,295,000
Allowances for Loan Losses of Loans and Advances to Financial Institutions	(33,486,000)	(49,296,000)	[1]	(31,254,000)	[1]
Loans and Advances to Financial Institutions	$ 9,635,845,000	$ 6,723,692,000		$ 4,918,041,000

[1]	The Bank calculated the allowance for loan losses in accordance with IAS 39.